Stock-Based Compensation - Schedule of Fair Value of Stock-Based Compensation (Details)	12 Months Ended
Dec. 28, 2025
Schedule of Fair Value of Stock-Based Compensation [Line Items]
Expected dividends	0.00%
Minimum [Member]
Schedule of Fair Value of Stock-Based Compensation [Line Items]
Expected term (in years)	5 years
Expected volatility	58.45%
Risk-free interest rate	3.81%
Maximum [Member]
Schedule of Fair Value of Stock-Based Compensation [Line Items]
Expected term (in years)	6 years 3 months 25 days
Expected volatility	62.39%
Risk-free interest rate	4.71%